STOCK OPTIONS:	12 Months Ended
Oct. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
7. STOCK OPTIONS:

2004 Stock Option Plan

In November 2004, our board of directors adopted and our stockholders approved the 2004 Stock Option Plan, which we refer to as the 2004 plan.  The 2004 plan provides for the grant of options to purchase up to 2,381,525 shares of our common stock to employees, officers, directors and consultants.  Options may be either “incentive stock options” or non-qualified options under the Federal tax laws.  Incentive stock options may be granted only to our employees, while non-qualified options may be issued, in addition to employees, to non-employee directors and consultants.  As of October 31, 2011, all options to purchase shares of our common stock have been granted under the 2004 plan.

The 2004 plan is administered by “disinterested members” of our board of directors or the compensation committee, who determine, among other things, the individuals who will receive options, the time period during which the options may be partially or fully exercised, the number of shares of common stock issuable upon the exercise of each option and the option exercise price.

Subject to a number of exceptions, the exercise price per share of common stock subject to an incentive option may not be less than the fair market value per share of common stock on the date the option is granted.  The per share exercise price of our common stock subject to a non-qualified option may be established by our board of directors, but will not, however, be less than 85% of the fair market value per share of common stock on the date the option is granted.  The aggregate fair market value of common stock for which any person may be granted incentive stock options which first become exercisable in any calendar year may not exceed $100,000 on the date of grant.

  No stock option may be transferred by an optionee other than by will or the laws of descent and distribution, and, during the lifetime of an optionee, the option will be exercisable only by the optionee.  In the event of termination of employment or engagement other than by death or disability, the optionee will have no more than three months after such termination during which the optionee will be entitled to exercise the option to the extent vested at termination, unless otherwise determined by our board of directors.  Upon termination of employment or engagement of an optionee by reason of death or permanent and total disability, the optionee’s options remain exercisable for one year to the extent the options were exercisable on the date of such termination.  No similar limitation applies to non-qualified options.

We must grant options under the 2004 plan within ten years from the effective date of the 2004 plan.  The effective date of the 2004 plan was November 12, 2004.  Subject to a number of exceptions, holders of incentive stock options granted under the 2004 plan cannot exercise these options more than ten years from the date of grant.  Options granted under the 2004 plan generally provide for the payment of the exercise price in cash and may provide for the payment of the exercise price by delivery to us of shares of common stock already owned by the optionee having a fair market value equal to the exercise price of the options being exercised, or by a combination of these methods.  Therefore, if it is provided in an optionee’s options, the optionee may be able to tender shares of common stock to purchase additional shares of common stock and may theoretically exercise all of his stock options with no additional investment other than the purchase of his original shares.

Any unexercised options that expire or that terminate upon an employee’s ceasing to be employed by us become available again for issuance under the 2004 plan.

As of September 27, 2011, the date on which the Advaxis, Inc. 2011 Omnibus Incentive Plan was approved by our shareholders, no further awards may be made under the 2004 plan.

2005 Stock Option Plan

In June 2006 our board of directors adopted, and on June 6, 2006 our stockholders approved, the 2005 Stock Option Plan, which we refer to as the 2005 plan.

The 2005 plan provides for the grant of options to purchase up to 5,600,000 shares of our common stock to employees, officers, directors and consultants.  Options may be either “incentive stock options” or non-qualified options under the Federal tax laws.  Incentive stock options may be granted only to our employees, while non-qualified options may be issued to non-employee directors, consultants and others, as well as to our employees.  As of October 31, 2011, all options to purchase shares of our common stock have been granted under the 2005 plan.

The 2005 plan is administered by “disinterested members” of our board of directors or the compensation committee, who determine, among other things, the individuals who will receive options, the time period during which the options may be partially or fully exercised, the number of shares of common stock issuable upon the exercise of each option and the option exercise price.

Subject to a number of exceptions, the exercise price per share of common stock subject to an incentive option may not be less than the fair market value per share of common stock on the date the option is granted.  The per share exercise price of our common stock subject to a non-qualified option may be established by our board of directors, but will not, however, be less than 85% of the fair market value per share of common stock on the date the option is granted.  The aggregate fair market value of common stock for which any person may be granted incentive stock options which first become exercisable in any calendar year may not exceed $100,000 on the date of grant.

Except when agreed to by our board of directors or the administrator of the 2005 plan, no stock option may be transferred by an optionee other than by will or the laws of descent and distribution, and, during the lifetime of an optionee, the option will be exercisable only by the optionee.  In the event of termination of employment or engagement other than by death or disability, the optionee will have no more than three months after such termination during which the optionee will be entitled to exercise the option, unless otherwise determined by our board of directors.  Upon termination of employment or engagement of an optionee by reason of death or permanent and total disability, the optionee’s options remain exercisable for one year to the extent the options were exercisable on the date of such termination.  No similar limitation applies to non-qualified options.

  We must grant options under the 2005 plan within ten years from the effective date of the 2005 plan.  The effective date of the 2005 plan was January 1, 2005.  Subject to a number of exceptions, holders of incentive stock options granted under the 2005 plan cannot exercise these options more than ten years from the date of grant.  Options granted under the 2005 plan generally provide for the payment of the exercise price in cash and may provide for the payment of the exercise price by delivery to us of shares of common stock already owned by the optionee having a fair market value equal to the exercise price of the options being exercised, or by a combination of these methods.  Therefore, if it is provided in an optionee’s options, the optionee may be able to tender shares of common stock to purchase additional shares of common stock and may theoretically exercise all of his stock options with no additional investment other than the purchase of his original shares.

Any unexercised options that expire or that terminate upon an employee’s ceasing to be employed by us become available again for issuance under the 2005 plan.

As of September 27, 2011, the date on which the Advaxis, Inc. 2011 Omnibus Incentive Plan was approved by our shareholders, no further awards may be made under the 2005 plan.

2009 Stock Option Plan

Our board of directors adopted the 2009 Stock Option Plan effective July 21, 2009, and recommended that it be submitted to our shareholders for their approval at the next annual meeting.  On April 23, 2010, our board of directors approved and adopted, and on June 1, 2010 our stockholders approved, the amended and restated 2009 Stock Option Plan, which we refer to as the 2009 plan.  An aggregate of 20,000,000 shares of our common stock (subject to adjustment by the compensation committee) are reserved for issuance upon the exercise of options granted under the 2009 plan.  As of October 31, 2011, options to purchase 358,101 shares of our common stock are available for grant under the 2009 plan. However, due to the approval of the Advaxis, Inc. 2011 Omnibus Incentive Plan by our shareholders, on September 27, 2011, no further awards may be made under the 2009 plan (see Note #7 for details on the Advaxis Inc. 2011 Omnibus Incentive Plan).

The 2009 plan is to be administered by the compensation committee of our board of directors; provided, however, that except as otherwise expressly provided in the 2009 plan, our board of directors may exercise any power or authority granted to the compensation committee under the 2009 plan. Subject to the terms of the 2009 plan, the compensation committee is authorized to select eligible persons to receive options, determine the type, number and other terms and conditions of, and all other matters relating to, options, prescribe option agreements (which need not be identical for each participant), and the rules and regulations for the administration of the 2009 plan, construe and interpret the 2009 plan and option agreements, correct defects, supply omissions or reconcile inconsistencies therein, and make all other decisions and determinations as the compensation committee may deem necessary or advisable for the administration of the 2009 plan.

The maximum number of shares of common stock to which options may be granted to any one individual under the 2009 plan is 6,000,000 (subject to adjustment by the compensation committee).  The shares acquired upon exercise of options granted under the 2009 plan will be authorized and issued shares of our common stock.  Our shareholders will not have any preemptive rights to purchase or subscribe for any common stock by reason of the reservation and issuance of common stock under the 2009 plan.  If any option granted under the 2009 plan should expire or terminate for any reason other than having been exercised in full, the unpurchased shares subject to that option will again be available for purposes of the 2009 plan.

The persons eligible to receive awards under the 2009 plan are the officers, directors, employees, consultants and other persons who provide services to us or any related entity.  An employee on leave of absence may be considered as still in our or a related entity’s employ for purposes of eligibility for participation in the 2009 plan.  All options granted under the 2009 plan must be evidenced by a written agreement.  The agreement will contain such terms and conditions as the compensation committee shall prescribe, consistent with the 2009 plan, including, without limitation, the exercise price, term and any restrictions on the exercisability of the options granted.  For any option granted under the 2009 plan, the exercise price per share of common stock may be any price determined by the compensation committee; however, the exercise price per share of any incentive stock option may not be less than the fair market value of the common stock on the date such incentive stock option is granted.

The compensation committee may permit the exercise price of an option to be paid for in cash, by certified or official bank check or personal check, by money order, with already owned shares of common stock that have been held by the optionee for at least six (6) months (or such other shares as we determine will not cause us to recognize for financial accounting purposes a charge for compensation expense), the withholding of shares of common stock issuable upon exercise of the option, by delivery of a properly executed exercise notice together with such documentation as shall be required by the compensation committee (or, if applicable, the broker) to effect a cashless exercise, or a combination of the above.  If paid in whole or in part with shares of already owned common stock, the value of the shares surrendered is deemed to be their fair market value on the date the option is exercised.

No incentive stock option, and unless the prior written consent of our compensation committee is obtained (which consent may be withheld for any reason) and the transaction does not violate the requirements of Rule 16b-3 of the Exchange Act, no non-qualified stock option granted under the 2009 plan is assignable or transferable, other than by will or by the laws of descent and distribution.  During the lifetime of an optionee, an option is exercisable only by him or her, or in the case of a non-qualified stock option, by his or her permitted assignee.

The expiration date of an option under the 2009 plan will be determined by our compensation committee at the time of grant, but in no event may such an option be exercisable after 10 years from the date of grant.  An option may be exercised at any time or from time to time or only after a period of time in installments, as determined by our compensation committee.  Our compensation committee may in its sole discretion accelerate the date on which any option may be exercised. Each outstanding option granted under the 2009 plan may become immediately fully exercisable in the event of certain transactions, including certain changes in control of us, certain mergers and reorganizations, and certain dispositions of substantially all our assets.

Unless otherwise provided in the option agreement, the unexercised portion of any option granted under the 2009 plan shall automatically be terminated (a) three months after the date on which the optionee’s employment is terminated for any reason other than (i) cause (as defined in the 2009 plan), (ii) mental or physical disability, or (iii) death; (b) immediately upon the termination of the optionee’s employment for cause; (c) one year after the date on which the optionee’s employment is terminated by reason of mental or physical disability; or (d) one year after the date on which the optionee’s employment is terminated by reason of optionee’s death, or if later, three months after the date of optionee’s death if death occurs during the one year period following the termination of the optionee’s employment by reason of mental or physical disability.

Unless earlier terminated by our board, the 2009 plan will terminate at the earliest of (a) such time as no shares of common stock remain available for issuance under the 2009 plan, (b) termination of the 2009 plan by our board, or (c) the tenth anniversary of the effective date of the 2009 plan.  Options outstanding upon expiration of the 2009 plan shall remain in effect until they have been exercised or terminated, or have expired.

As of September 27, 2011, the date on which the Advaxis, Inc. 2011 Omnibus Incentive Plan was approved by our shareholders, no further awards may be made under the 2009 plan.

 2011 Omnibus Incentive Plan

Our board of directors adopted the 2011 Omnibus Incentive Plan on August 22, 2011, and recommended that it be submitted to our shareholders for their approval at the next annual meeting.  On September 27, 2011, our stockholders approved the 2011 Omnibus Incentive Plan, which we refer to as the 2011 plan.  An aggregate of 20,000,000 shares of our common stock (subject to adjustment by the compensation committee) are reserved and available for delivery under the 2011 plan.   As of October 31, 2011, no grants had been made under the 2011 Omnibus Incentive Plan.

Upon receiving stockholder approval of the 2011 plan on September 27, 2011, no further awards were permitted to be made under the 2004 plan, the 2005 plan or the 2011 plan.

During any 12-month period, no participant in the 2011 plan may be granted (i) stock options or stock appreciation rights with respect to more than 4,000,000 shares of our common stock, or (ii) shares of restricted stock, restricted stock units, performance shares and other stock based-awards with respect to more than 4,000,000 shares of our common stock.  The maximum amount that may be paid out as performance units with respect to any 12-month performance period is $2,500,000 (pro-rated for any 12-month performance period that is less than 12 months), and with respect to any performance period that is more than 12 months, $2,000,000 multiplied by the number of full 12 month periods that are in the performance period.

The Committee, as defined below, is authorized to adjust the limitations described above and is authorized to adjust outstanding awards (including adjustments to exercise prices of options and other affected terms of awards) in the event that a dividend or other distribution, recapitalization, forward or reverse split, reorganization, merger, consolidation, spin-off, combination, repurchase, share exchange or other similar corporate transaction or event affects our common stock so that an adjustment is appropriate. The Committee is also authorized to adjust performance conditions and other terms of awards in response to these kinds of events or in response to changes in applicable laws, regulations or accounting principles.

The persons eligible to receive awards under the 2011 plan are the officers, directors, employees, consultants and other persons who provide services to us on a full-time basis. The foregoing notwithstanding, only our full-time employees, or any of our parent corporations or subsidiary corporations, shall be eligible for purposes of receiving any incentive stock options.

The 2011 plan is to be administered by a committee designated by our board of directors consisting of not less than two directors (the “Committee”), provided, however, that except as otherwise expressly provided in the 2011 plan, our board of directors may exercise any power or authority granted to the Committee under the 2011 plan. Subject to the terms of the 2011 plan, the Committee is authorized to select eligible persons to receive awards, determine the type, number and other terms and conditions of, and all other matters relating to, awards, prescribe award agreements, and the rules and regulations for the administration of the 2011 plan, construe and interpret the 2011 plan and award agreements, correct defects, supply omissions or reconcile inconsistencies therein, and make all other decisions and determinations as the Committee may deem necessary or advisable for the administration of the 2011 plan.

The Committee is authorized to grant stock options, including both incentive stock options and non-qualified stock options, and stock appreciation rights entitling the participant to receive the amount by which the fair market value of a share of our common stock on the date of exercise exceeds the grant price of the stock appreciation right. The maximum term of each option or stock appreciation right, the times at which each option or stock appreciation right will be exercisable, and provisions requiring forfeiture of unexercised options or stock appreciation rights at or following termination of employment generally are fixed by the Committee, except that no option or stock appreciation right may have a term exceeding ten years. Methods of exercise and settlement and other terms of the options and stock appreciation right are determined by the Committee. The Committee, thus, may permit the exercise price of options awarded under the 2011 plan to be paid in cash, shares, other awards or other property (including loans to participants).

The Committee is authorized to grant restricted stock and restricted stock units. Restricted stock is a grant of shares of our common stock which may not be sold or disposed of, and which shall be subject to such risks of forfeiture and other restrictions as the Committee may impose. An award of restricted stock units confers upon a participant the right to receive shares of our common stock or cash equal to the fair market value of the specified number of shares of our common stock covered by the restricted stock units at the end of a specified deferral period, subject to such risks of forfeiture and other restrictions as the Committee may impose. Prior to settlement, an award of restricted stock units carries no voting or dividend rights or other rights associated with share ownership, although dividend equivalents may be granted, as discussed below.

The Committee is authorized to grant dividend equivalents conferring on participants the right to receive, currently or on a deferred basis, cash, shares of our common stock, other awards or other property equal in value to dividends paid on a specific number of shares of our common stock or other periodic payments. Dividend equivalents may be granted alone or in connection with another award, may be paid currently or on a deferred basis and, if deferred, may be deemed to have been reinvested in additional shares of our common stock, awards or otherwise as specified by the Committee.

The Committee is authorized to grant shares of our common stock as a bonus free of restrictions, or to grant shares of our common stock or other awards in lieu of our obligations to pay cash under the 2011 plan or other plans or compensatory arrangements, subject to such terms as the Committee may specify.

The Committee or our board of directors is authorized to grant awards that are denominated or payable in, valued by reference to, or otherwise based on or related to shares of our common stock. The Committee determines the terms and conditions of such awards.

The Committee is authorized to grant performance awards to participants on terms and conditions established by the Committee. The performance criteria to be achieved during any performance period and the length of the performance period are determined by the Committee upon the grant of the performance award. Performance awards may be settled by delivery of cash, shares or other property, or any combination thereof, as determined by the Committee. The Committee may, in its discretion, determine that the amount payable as a performance award will be reduced from the amount of any potential award.

Awards may be settled in the form of cash, shares of our common stock, other awards or other property, in the discretion of the Committee. The Committee may require or permit participants to defer the settlement of all or part of an award in accordance with such terms and conditions as the Committee may establish, including payment or crediting of interest or dividend equivalents on deferred amounts, and the crediting of earnings, gains and losses based on deemed investment of deferred amounts in specified investment vehicles. The Committee may condition any payment relating to an award on the withholding of taxes and may provide that a portion of any shares of our common stock or other property to be distributed will be withheld (or previously acquired shares of our common stock or other property be surrendered by the participant) to satisfy withholding and other tax obligations.

The Committee may, in its discretion, accelerate the exercisability, the lapsing of restrictions or the expiration of deferral or vesting periods of any award, and such accelerated exercisability, lapse, expiration and if so provided in the award agreement or otherwise determined by the Committee, vesting shall occur automatically in the case of a “change in control” of the Company, as defined in the 2011 plan (including the cash settlement of stock appreciation rights which may be exercisable in the event of a change in control).

Our board of directors may amend, alter, suspend, discontinue or terminate the 2011 plan or the Committee’s authority to grant awards without further stockholder approval, except that stockholder approval must be obtained for any amendment or alteration if such approval is required by law or regulation or under the rules of any stock exchange or quotation system on which shares of our common stock are then listed or quoted. Thus, stockholder approval may not necessarily be required for every amendment to the 2011 plan which might increase the cost of the 2011 plan or alter the eligibility of persons to receive awards. Stockholder approval will not be deemed to be required under laws or regulations, such as those relating to incentive stock options, that condition favorable treatment of participants on such approval, although our board of directors may, in its discretion, seek stockholder approval in any circumstance in which it deems such approval advisable. Unless earlier terminated by our board of directors, the 2011 plan will terminate at the earliest of (a) such time as no shares of our common stock remain available for issuance under the 2011 plan, (b) termination of the 2011 plan by our board of directors, or (c) the tenth anniversary of the effective date of the 2011 plan. Awards outstanding upon expiration of the 2011 plan shall remain in effect until they have been exercised or terminated, or have expired.

A summary of the grants, cancellations and expirations (none were exercised) of the Company’s outstanding options for the periods starting with October 31, 2009 through October 31, 2011 is as follows:
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value

Outstanding as of October 31, 2009	18,331,591	0.16	6.0	$306,500
Granted	11,075,000	0.16	9.8	42,500
Exercised	(306,000)	0.09	8.1	(16,860)
Cancelled or Expired	(2,633,167)	0.12	8.6	(104,912)
Outstanding as of October 31, 2010	26,467,424	0.16	7.4	415,967
Granted	850,000	0.12	9.2	15,200
Cancelled or Expired	-	-	-	-
Outstanding as of October 31, 2011	27,317,424	0.16	8.1	367,417

Vested & Exercisable at October 31, 2011	20,451,266	$0.16	6.75	$337,082

The fair value of options granted for the year ended October 31, 2011 amounted to $103,125

As of October 31, 2011, there was approximately $759,000 of unrecognized compensation cost related to non-vested stock option awards, which is expected to be recognized over a remaining average vesting period of 2.3 years.

A summary of the status of the Company’s nonvested shares as of October 31, 2009, and changes during the years ended October 31, 2010 and 2011 are presented below:	Number of Shares	Weighted Average Exercise Price at Grant Date	Weighted Average Remaining Contractual Term (in years)
Non-vested shares at October 31, 2009	6,720,417	$0.10	8.7
Options Granted	10,108,333	$0.14	2.8
Options Vested	(4,518,333)	$0.10	1.0
Non-vested shares at October 31, 2010	12,310,417	$0.13	2.3
Options Granted	850,000	$0.12	9.5
Options Vested	(6,294,259)	0.13	8.45
Non-Vested shares at October 31, 2011	6,866,158	.15	9.0